THE BRAMWELL GROWTH FUND
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                                                   QUARTERLY REPORT - MARCH 1999
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745 Fifth Avenue
New York, New York 10151

                                                                         (photo)

DEAR FELLOW SHAREHOLDERS:

INVESTMENT RESULTS - QUARTER ENDED MARCH 31, 1999

THE BRAMWELL GROWTH FUND appreciated 20.3% for the twelve months ended March 31, 1999, surpassing the 18.5% gain for the S&P 500 Stock Index as well as the 1.9% and 17.5% gains for the Lipper Mid-Cap and Growth Funds Indices, respectively. The Fund ended March at $24.74 net asset value per share. For the quarter, the Fund returned 2.6% lagging the S&P 500 Index gain of 5.0%. The Fund's three-year compound average annual return as of March 31, was 25.8%. Since inception, August 1, 1994, through March 31, 1999, the Fund's cumulative return was 182.9% resulting in a compound average annual rate of return since inception of 25.0%. Investment results compared to those of other indices were as follows:


                                                  MARCH Q         ONE         THREE         SINCE
     COMPARATIVE INVESTMENT RETURNS (3/31/99)      1999          YEAR       YEARS (A)   INCEPTION (B)
     ----------------------------------------    --------      --------     ---------   -------------
     THE BRAMWELL GROWTH FUND (C)                  2.6%          20.3%        25.8%          25.0%
     Lipper Mid-Cap Funds Index (d)                 0.8           1.9          13.8          18.4
     Lipper Growth Funds Index (d)                  5.1          17.5          23.9          23.3
     S&P 500 Stock Index (e)                        5.0          18.5          28.1          27.4



     (a) Compound average annual return. (b) Compound average annual return since inception 8/1/94. (c) Returns shown include the reinvestment of all dividends and are net of expenses. The annual expense ratio is capped at 1.75% which for the years ended June 30, 1997 favorably affected performance. Past performance is not predictive of future results. Investment returns and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. (d) The Lipper Mid-Cap Funds Index is comprised of the 30 largest funds which by prospectus or portfolio practice, invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. The Lipper Growth Funds Index is comprised of the 30 largest funds which by prospectus or portfolio practice, normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. Funds in the Lipper Mid-Cap and Growth Funds Indices are equal weighted and returns include the reinvestment of all dividends and are net of expenses. (e) The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

COMMENTARY

Equity markets continued to rise in the March quarter as inflation remained dormant, the Fed funds rate remained constant, profits continued strong, and employment levels and consumer confidence rose. The markets narrowed considerably, however, with the largest ten stocks in the S&P 500 Index, representing 22% of the total Index's market capitalization, contributing about half of the S&P 500's 5% gain in the quarter. Less liquid small- and mid-cap stocks did not fare well. Our portfolio lagged the S&P in the quarter with an underweighting in the top ten S&P stocks and underperformance by some of our heavier weightings, several of which were strong in preceding quarters, e.g., Computer Sciences, IBM and Cardinal Health. We continue to like these stocks. Concentrated portfolio weighting in a few stocks, e.g., Microsoft at over 4% of the S&P 500 Index at the end of March, should favor a broadening market as should wide valuation spreads between large and small companies even when the latter may be leaders in their fields.

Sectors that were generally strong in the first quarter were office equipment, communications, retailing, pharmaceuticals and financial and oil services. Individual stocks that contributed significant gains to the portfolio were EMC, Charles Schwab, Tiffany, Microsoft, America Online, MCI WorldCom, Kohl's, Dell Computer, Pfizer and Lowe's. Employee staffing, furniture and healthcare service stocks were weak.

OUTLOOK

We look for economic growth to continue from the first quarter and approximate 2%-3% in 1999. The housing market remains strong, employment levels continue to increase, and the Latin American and Japanese economies are showing signs of stabilizing. Global synchronized economic recovery may occur by the first half of 2000. Spending for electronic commerce and new communications and computer technology platforms should be powerful drivers of economic growth going forward, and the economy in 2000 may benefit from technology spending and outsourcing that is deferred until after December 31, 1999. Equity markets tend to anticipate some six months in advance.

Our focus continues to be on companies with strong top-line growth and favorable P/E ratios to growth and the overall market. We continue to find attractive investment candidates in the technology, pharmaceutical and retailing industries. Rather than direct exposure to volatile Internet stocks, we prefer to invest in companies that use the Internet well.

The estimated 1999 and 2000 growth rates for the portfolio continue to approximate 20%, nearly three times the 7% growth projected for the S&P 500 Index, for which we are paying about the same price/earnings multiple of 25 times 2000 estimated earnings. Stock prices move in line with profit growth over time and in an environment of flat inflation and interest rates, price/earnings ratios may expand as well for those companies selling at discounts to the overall market, thereby enhancing investment returns.

FUND INVESTMENT

The minimum initial investment for a Regular account is $1,000 and for an IRA or Gift to Minors account $500. Subsequent investment minimums are $100 for Regular and IRA accounts and $50 for a Gift to Minor account. Equity markets are inherently volatile, and investors are encouraged to invest over time to smooth the effects of volatility. An Automatic Investment Plan, with initial and subsequent investment minimums of $50 per month, is available upon request to facilitate regular investment.

The Fund's net asset value is available each evening after 6:00 p.m. (EST) by calling 1-800-BRAMCAP (1-800-272-6227). Please also call this number if you need assistance or additional information.

                                   Sincerely,

                                   /S/Elizabeth R. Bramwell

                                   Elizabeth R. Bramwell, CFA
                                   President and Chief Investment Officer

April 22, 1999

The outlook and opinions expressed above represent the views of the investment adviser as of April 22, 1999 and are subject to change as market and economic events unfold.

THE BRAMWELL GROWTH FUND
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                           PORTFOLIO OF INVESTMENTS - MARCH 31, 1999 (UNAUDITED)
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                                                   SHARES            VALUE
                                                   ------            -----
COMMON STOCKS - 97.94%

APPAREL - 0.60%
Cutter & Buck, Inc.<F1>                            50,000         $ 1,600,000

AUTOMOTIVE & HEAVY
EQUIPMENT - 0.78%
Hayes Lemmerz International, Inc.<F1>              33,200             780,200
Lear Corporation<F1>                               30,000           1,280,625
                                                                  -----------
                                                                    2,060,825
CHEMICALS - 1.31%
Minerals Technologies, Inc.                        38,000           1,824,000
OM Group, Inc.                                     50,000           1,650,000
                                                                  -----------
                                                                    3,474,000
COMMUNICATIONS - 10.48%
America Online, Inc.<F1>                           14,000           2,044,000
Bell Atlantic Corporation                          65,000           3,359,688
Cisco Systems, Inc.<F1>                            21,000           2,300,812
EarthLink Network, Inc.<F1>                        12,500             750,000
GTE Corp.                                          30,000           1,815,000
Lucent Technologies, Inc.                          50,000           5,387,500
MCI WorldCom, Inc.                                 65,000           5,756,562
Northern Telecom Ltd.                              40,000           2,485,000
Teleglobe, Inc.                                    38,000           1,151,875
U.S. West, Inc.                                    50,000           2,753,125
                                                                  -----------
                                                                   27,803,562
ELECTRONICS - 2.75%
Applied Materials, Inc.<F1>                        12,000             740,250
Flextronics International Ltd.<F1>                 35,000           1,785,000
Intel Corporation                                  26,000           3,097,250
Solectron Corporation<F1>                          34,500           1,675,406
                                                                  -----------
                                                                    7,297,906
EMPLOYEE STAFFING - 4.73%
Interim Services, Inc.<F1>                        100,000           1,500,000
Keane, Inc.<F1>                                    50,000           1,065,625
Labor Ready, Inc.<F1>                              70,000           1,824,375
On Assignment, Inc.<F1>                           100,000           2,562,500
Robert Half International, Inc.<F1>               170,000           5,578,125
                                                                  -----------
                                                                   12,530,625
ENERGY - 0.97%
Diamond Offshore Drilling, Inc.                    35,000           1,106,875
Schlumberger Ltd.                                  24,300           1,462,556
                                                                  -----------
                                                                    2,569,431
ENTERTAINMENT &
LEISURE TIME - 1.61%
CBS Corp.                                          35,000           1,432,813
Cinar Films, Inc., Class B<F1>                     64,000           1,472,000
Imax Corporation<F1>                               70,000           1,365,000
                                                                  -----------
                                                                    4,269,813
FINANCIAL SERVICES - 12.58%
American International Group, Inc.                 20,500           2,472,813
Charles Schwab Corporation (The)                   52,500           5,046,563
Citigroup, Inc.                                    40,000           2,555,000
Federated Investors, Inc.<F1>                      50,000             909,375
Firstar Corporation                                35,000           3,132,500
H&R Block, Inc.                                    10,000             473,750
Jones Lang LaSalle, Inc.                           25,600             768,000
Mellon Bank Corporation                            25,000           1,759,375
North Fork Bancorporation, Inc.                    50,000           1,056,250


                                                   SHARES            VALUE
                                                   ------            -----
FINANCIAL SERVICES - 12.58% (CONT'D.)
Northern Trust Company                             41,000         $ 3,641,312
State Street Corporation                           40,000           3,287,500
TCF Financial Corporation                          60,000           1,560,000
Washington Mutual, Inc.                           115,000           4,700,625
Zions Bancorporation                               30,000           1,995,000
                                                                  -----------
                                                                   33,358,063
FOOD & BEVERAGE - 1.36%
Bestfoods                                          19,100             897,700
Hershey Foods Corporation                          15,000             840,000
McDonald's Corporation                             40,000           1,812,500
Pepsi Bottling Group, Inc.<F1>                      3,000              65,063
                                                                  -----------
                                                                    3,615,263
HEALTHCARE:  PRODUCTS - 7.56%
Amgen, Inc.                                        15,000           1,123,125
Closure Medical Corporation<F1>                    10,000             380,000
Elan Corporation, PLC<F1>                          20,000           1,395,000
Eli Lilly & Company                                20,000           1,697,500
Focal, Inc.<F1>                                    25,000             175,000
Johnson & Johnson                                  15,000           1,405,312
Medtronic, Inc.                                    37,000           2,654,750
Merck & Company, Inc.                              26,000           2,084,875
Pfizer, Inc.                                       52,000           7,215,000
Sepracor, Inc.<F1>                                 17,000           1,908,250
                                                                  -----------
                                                                   20,038,812
HEALTHCARE:  SERVICES - 2.70%
Cardinal Health, Inc.                              80,500           5,313,000
PAREXEL International Corporation<F1>              25,000             517,187
Quintiles Transnational Corporation<F1>            35,000           1,321,250
                                                                  -----------
                                                                    7,151,437
HOME & OFFICE FURNITURE - 2.20%
Ethan Allen Interiors, Inc.                        30,000           1,246,875
Furniture Brands International, Inc.<F1>           45,000             995,625
Herman Miller, Inc.                                50,000             912,500
HON Industries, Inc.                               35,000             767,812
Leggett & Platt, Inc.                              95,000           1,900,000
                                                                  -----------
                                                                    5,822,812
HOUSEHOLD & PERSONAL
CARE PRODUCTS - 1.43%
Colgate-Palmolive Company                          25,000           2,300,000
Gillette Company (The)                             25,000           1,485,938
                                                                  -----------
                                                                    3,785,938
INDUSTRIAL PRODUCTS - 4.30%
Emerson Electric Company                           40,800           2,159,850
General Electric Company                           40,000           4,425,000
Illinois Tool Works, Inc.                          50,000           3,093,750
Molex Inc., Class A                                66,385           1,717,712
                                                                  -----------
                                                                   11,396,312
INFORMATION PROCESSING:
OFFICE EQUIPMENT - 12.89%
Dell Computer Corporation<F1>                     155,000           6,335,625
EMC Corporation<F1>                                85,000          10,858,750
International Business
  Machines Corporation                             38,000           6,735,500
Lexmark International Group, Inc.<F1>              45,000           5,028,750
Pitney Bowes, Inc.                                 15,000             956,250
Xerox Corporation                                  80,000           4,270,000
                                                                  -----------
                                                                   34,184,875

THE BRAMWELL GROWTH FUND
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              PORTFOLIO OF INVESTMENTS - MARCH 31, 1999 (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                   ------            -----
INFORMATION PROCESSING:
SERVICES - 8.40%
Automatic Data Processing, Inc.                   132,000        $  5,461,500
Computer Sciences Corporation<F1>                 150,058           8,281,326
DST Systems, Inc.<F1>                              73,000           4,384,562
Paychex, Inc.                                      35,000           1,660,312
Sterling Commerce, Inc.<F1>                        81,000           2,490,750
                                                                  -----------
                                                                   22,278,450
INFORMATION PROCESSING:
SOFTWARE -1.96%
Microsoft Corporation<F1>                          58,000           5,198,250

RETAILING -18.15%
Amazon.com, Inc.<F1>                                8,000           1,377,500
Cheap Tickets, Inc.                                 5,000             168,125
Costco Companies, Inc.                             20,000           1,831,250
CVS Corporation                                    60,000           2,850,000
Dayton Hudson Corporation                          35,000           2,331,875
Home Depot, Inc. (The)                            111,000           6,909,750
Kohl's Corporation<F1>                             93,000           6,591,375
Lowe's Companies, Inc.                             75,000           4,537,500
Office Depot, Inc.<F1>                            100,000           3,681,250
Tandy Corporation                                  10,000             638,125
Tiffany & Company                                  52,800           3,946,800
Wal-Mart Stores, Inc.                              55,000           5,070,313
Walgreen Company                                  290,000           8,192,500
                                                                  -----------
                                                                   48,126,363
TRANSPORTATION - 1.18%
Kansas City Southern Industries, Inc.              55,000           3,135,000

TOTAL COMMON STOCKS
(Cost $155,545,352)                                               259,697,737
                                                                  -----------
                                                 PRINCIPAL
                                                  AMOUNT             VALUE
                                                 --------            -----
VARIABLE RATE
DEMAND NOTES - 2.17%

Firstar Corporation                            $2,443,000        $  2,443,000
Pitney Bowes Credit Corporation                 2,340,000           2,340,000
Wisconsin Electric Power Company                  975,000             975,000
                                                                  -----------

TOTAL VARIABLE RATE DEMAND NOTES
(Cost $5,758,000)                                                   5,758,000
                                                                  -----------

TOTAL INVESTMENTS - 100.11%
(Cost $161,303,352)                                               265,455,737

LIABILITIES LESS
    OTHER ASSETS - (0.11)%                                          (284,062)
                                                                  -----------

NET ASSETS - 100.00%
(10,719,262 shares outstanding)                                  $265,171,675
                                                                 ============

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                             $24.74
                                                                       ======

<F1>Non-income producing security

THE BRAMWELL GROWTH FUND
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                                               QUARTERLY REPORT - MARCH 31, 1999
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                            TOP TEN INDUSTRY SECTORS
                                 MARCH 31, 1999
                           -------------------------

Information Processing    23.3%      Employee Staffing                4.7%
Retailing                 18.2       Industrial Products              4.3
Financial Services        12.6       Electronics                      2.8
Communications            10.5       Home & Office Furniture          2.2
Healthcare                10.3       Entertainment & Leisure Time     1.6



                            TOP TEN EQUITY HOLDINGS
                                 MARCH 31, 1999
                            ------------------------

EMC                        4.1%      IBM                              2.5%
Computer Sciences          3.1       Kohl's                           2.5
Walgreen                   3.1       Dell Computer                    2.4
Pfizer                     2.7       MCI WorldCom                     2.2
Home Depot                 2.6       Robert Half International        2.1



                            THE BRAMWELL GROWTH FUND
                                745 Fifth Avenue
                            New York, New York 10151
                                 1-800-BRAMCAP
                                (1-800-272-6227)
                                www.bramwell.com


                  BOARD OF DIRECTORS
-------------------------------------------------------

ELIZABETH R. BRAMWELL, CFA
President, Chief Investment
and Financial Officer
The Bramwell Funds, Inc.

J. SINCLAIR ARMSTRONG
Director, Secretary and Treasurer
The Reed Foundation, Inc.
Retired Executive VP
US Trust Co. of New York
Former Chairman
Securities & Exchange Commission

ISABEL H. BENHAM
Trustee Emeritus and former President, Board of Trustees
John W. Barriger III National Railroad Library

GEORGE F. KEANE
Chairman
Trigen Energy Corp.
President Emeritus
The Common Fund, Inc.
JAMES C. SARGENT
Counsel
Opton, Handler, Gottlieb, Feiler & Katz
Former Commissioner
Securities & Exchange Commission

MARTHA R. SEGER, PH.D.
Chairman
Martha Seger & Associates
Former Governor
Federal Reserve Board

                       OFFICERS
-------------------------------------------------------

ELIZABETH R. BRAMWELL, CFA
President, Chief Investment and Financial Officer

MARY F. MCCOLLUM
Secretary and Treasurer

MARGARET A. BANCROFT
Assistant Secretary


                  INVESTMENT ADVISER
           Bramwell Capital Management, Inc.

                     ADMINISTRATOR
            Sunstone Financial Group, Inc.

                        COUNSEL
                Dechert Price & Rhoads

                 INDEPENDENT CERTIFIED
                  PUBLIC ACCOUNTANTS
              PricewaterhouseCoopers LLP

                       CUSTODIAN
                Firstar Bank Milwaukee

                    TRANSFER AGENT
             AND DIVIDEND DISBURSING AGENT
           Firstar Mutual Fund Services, LLC


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This financial statement is submitted for the general information of the shareholders of The Bramwell Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                                                     BR-412-0499